13. ACCUMULATED OTHER COMPREHENSIVE INCOME (OCI) (Tables)	6 Months Ended
Jun. 30, 2013
AccumulatedOtherComprehensiveIncomeOciTablesAbstract
ACCUMULATED OTHER COMPREHENSIVE INCOME

	Three Months Ended June 30, 2013	Three Months Ended June 30, 2012	Six Months Ended June 30, 2013	Six Months Ended June 30, 2012

Accumulated OCI, beginning of year:
Currency translation adjustment	$2,669,821	$3,046,822	$3,253,019	$1,901,351
	$2,669,821	$3,046,822	$3,253,019	$1,901,351

Other comprehensive income (loss) for the year:
Currency translation adjustments	$(1,740,015)	$(1,107,276)	$(2,323,213)	$38,195
	$(1,740,015)	$(1,107,276)	$(2,323,213)	$38,195

Accumulated OCI, end of year:
Currency translation adjustment	$929,806	$1,939,546	$929,806	$1,939,546
	$929,806	$1,939,546	$929,806	$1,939,546